INVENTORIES	12 Months Ended
Dec. 31, 2010
INVENTORIES
NOTE 5

Inventories

The components of inventories were as follows as of December 31,

	2010	2009
Work in process	$—	$1,545,490
Total Inventories	$—	$1,545,490

The work in process inventory at the end of 2009 consisted of a prototype airship. During 2010, the Company determined that such prototype as then configured required additional development and decided to utilize the airship to further product development rather than hold it out for sale in its then current form. Accordingly, the Company charged the amount formerly classified as work in process inventory to research and development costs.